Summary of Significant Accounting Policies (Schedule of Earnings Per Share) (Details) (USD $)	3 Months Ended									12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013
Net loss	$ (2,297,264)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,323,537)	$ (1,717,000)	$ (1,567,000)	$ (1,551,000)	$ (1,546,000)	$ (19,565,426)	$ (6,382,433)
Preferred stock beneficial conversion charge	(741,786)				0
Undeclared cumulative preferred dividends	(27,723)				0					0	0
Loss attributable to Cryoport stockholders	$ (3,066,773)				$ (1,323,537)					$ (19,565,426)	$ (6,382,433)
Weighted average shares issued and outstanding	59,989,321				38,062,826					48,850,513	37,760,628
Basic and diluted net loss per share	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.38)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.40)	$ (0.17)